Revision of historical accounting treatment – as restated	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Revision of historical accounting treatment – as restated

22	Revision of historical accounting treatment – as restated

During the preparation of the consolidated financial statements for the year ended 31 December 2025, management identified an error in the historical accounting treatment applied to certain intellectual property assets.

The February 2023 transfer of certain intellectual property assets had previously been accounted for in a manner that was not consistent with the company's accounting policies and the requirements of the applicable financial reporting framework. Upon completion of a detailed review, management concluded that the carrying amounts of the affected assets and the related expense recognition in prior periods had been misstated. Accordingly, the Company has corrected the error by retrospectively restating the previously issued financial information for the years ended 31 December 2023 and 31 December 2024, together with the opening balances as at 1 January 2025. The correction resulted in adjustments to intangible assets, accumulated amortization, share premium, deficit, operating loss and other related financial statement captions.

The correction of the prior period error had no impact on the Company's revenues, cash flows, cash balances or operating activities for any period presented.

The tables below present the effect of the restatement on the Company's previously reported consolidated statements of financial position, profit or loss and other comprehensive income, consolidated statements of changes in equity and cash flows for the periods presented.

Effect on Statement of Financial Position

At 31 December 2023

	As previously reported	Adjustment	Restated

Intangible assets	€65,000,000	€(62,205,721)	€2,794,279
Share premium	€64,877,415	€(61,951,696)	€2,925,719
Deficit	(5,308,332)	(254,025)	(5,562,357)

At 31 December 2024

	As previously reported	Adjustment	Restated

Intangible Assets	€65,000,000	€(62,510,552)	€2,489,448
Share premium	€71,347,078	€(61,951,696)	€9,395,382
Deficit	(6,628,685)	(558,856)	(7,187,541)

At 31 December 2025

	As previously reported	Adjustment	Restated

Intangible Assets	€65,000,000	€(62,815,382)	€2,184,618
Share premium	€71,347,078	€(61,951,696)	€9,395,382
Deficit	(7,452,662)	(863,686)	(8,316,348)

22	Revision of historical accounting treatment – as restated (continued)

Effect on Statements of Cash Flows

At 31 December 2023

	As previously reported	Adjustment	Restated

Net loss	€(5,308,332)	€(254,025)	€(5,562,357)

At 31 December 2024

	As previously reported	Adjustment	Restated

Net loss	€(1,320,353)	€(304,830)	€(1,625,183)

At 31 December 2025

	As previously reported	Adjustment	Restated

Net loss	€(823,977)	€(304,830)	€(1,128,807)

Reconciliation of Intangible Asset Balance

	2023	2024	2025

Carrying value previously reported	€65,000,000	€65,000,000	€65,000,000
Carrying value adjustment	(61,951,696)	(61,951,696)	(61,951,696)
Cumulative amortization adjustment	€(254,025)	€(558,856)	€(863,686)
Restated carrying value	2,794,279	2,489,448	2,184,618

Effect on Profit or Loss

At 31 December 2023

	As previously reported	Adjustment	Restated

Amortization expense	€–	€(254,025)	€(254,025)
Net loss	€(5,308,332)	€(254,025)	€(5,562,357)
Net loss per common share: Basic and diluted	€(0.35)	€(0.01)	€(0.36)

At 31 December 2024

	As previously reported	Adjustment	Restated

Amortization expense	€–	€(304,830)	€(304,830)
Net loss	€(1,320,353)	€(304,830)	€(1,625,183)
Net loss per common share: Basic and diluted	€(0.06)	€(0.01)	€(0.07)

At 31 December 2025

	As previously reported	Adjustment	Restated

Amortization expense	€–	€(304,830)	€(304,830)
Net loss	€(823,977)	€(304,830)	€(1,128,807)
Net loss per common share: Basic and diluted	€(0.03)	€(0.02)	€(0.05)